Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax (Benefit) Expense

Total income tax (benefit) expense for the years ended December 31 is as follows:

	2013	2012	2011
Income tax expense (benefit) attributable to operations:
Current tax expense (benefit)	$2,495	17,206	(3,723)
Deferred tax expense (benefit)	1,930	(13,885)	(6,903)

Total income tax expense (benefit) attributable to operations	4,425	3,321	(10,626)
Income tax effect on equity:
Attributable to unrealized gains for the year	(12,760)	5,152	5,779

Total income tax effect on equity	$(8,335)	8,473	(4,847)

Income Tax (Benefit) Expense Computed at the Statutory Rate

Income tax expense (benefit) computed at the statutory rate of 35% varies from income tax (benefit) expense reported on the Statements of Operations for the respective years ended December 31 as follows:

	2013	2012	2011
Income tax expense (benefit) computed at the statutory rate	$5,916	4,349	(9,061)
Dividends-received deductions and tax-exempt interest	(1,603)	(1,035)	(1,238)
Other	112	7	(327)

Income tax expense (benefit) as reported	$4,425	3,321	(10,626)

Significant Components of Net Deferred Tax Asset (Liability)

Tax effects of temporary differences giving rise to the significant components of the net deferred tax asset (liability), which is included in other assets and other liabilities, respectively, on the Balance Sheets, at December 31 are as follows:

	2013	2012
Deferred tax assets:
Future benefit reserves	$27,266	50,315
Expense accruals	162	256
Other-than-temporarily impaired assets	84	—
Investment income	23,577	332

Total deferred tax assets	51,089	50,903

Deferred tax liabilities:
Deferred acquisition costs	(31,506)	(26,792)
Due and deferred premium	(16)	(3)
Net unrealized gains on investments	(10,702)	(26,073)

Total deferred tax liabilities	(42,224)	(52,868)

Net deferred tax assets (liabilities)	$8,865	(1,965)